Interest income and expenses, and similar accounts (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Interest income and expenses and similar accounts [Abstract]
Summary of Information about Interest Income (Expense)
(a)
This caption is comprised of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loan portfolio	5,157,744	5,353,991	4,207,420
Impact from the modification of contractual cash flows due to the loan rescheduling schemes (*)	510	(29,404)	41,110
Interest on investments at fair value through other comprehensive income	1,218,304	1,199,059	1,189,428
Interest on due from banks and inter-bank funds	372,622	367,167	175,401
Interest on investments at amortized cost	217,716	172,602	161,966
Dividends on financial instruments, Note 5(e) and (f)	49,396	42,779	78,928
Others	13,099	14,217	17,049
Total	7,029,391	7,120,411	5,871,302
Interest and similar expenses
Interest and fees on deposits and obligations	(1,495,881)	(1,662,139)	(863,335)
Interest and fees on obligations with financial institutions	(482,392)	(474,362)	(234,842)
Interest on bonds, notes and other obligations	(327,385)	(311,665)	(418,821)
Deposit insurance fund fees	(86,776)	(81,171)	(77,920)
Insurance contract expense with investment component, Note 3.4(d.1.5)	(71,202)	(51,190)	(52,440)
Interest on lease payments, Note 8(e)	(7,627)	(5,562)	(9,283)
Others	(9,007)	(6,277)	(5,048)
Total	(2,480,270)	(2,592,366)	(1,661,689)

(*) For rescheduled loans, Interbank recalculated the carrying amount of these financial assets as the present value of the modified contractual cash flows, discounted at the loan’s original effective interest rate. During 2024, 2023 and 2022, interest was recorded according to the rescheduled term for approximately S/2,165,000, S/9,246,000 and S/22,930,000, respectively. Likewise, as result of the rescheduling of loans under the “Reactiva Peru” program, expenses for approximately S/1,654,000 and S/38,650,000, and income for approximately S/18,180,000, respectively; were recorded.

Summary of Interest Income and Expenses Calculated Using Effective Interest Rate
(b)
The amounts shown in paragraph (a) above, include interest income and expenses calculated using the effective interest rate (EIR), which are related to the following items:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Financial assets measured at amortized cost	5,748,592	5,864,356	4,585,897
Financial assets measured at fair value through other comprehensive income	1,218,304	1,199,059	1,189,428
Total interest from financial assets calculated at EIR	6,966,896	7,063,415	5,775,325
Financial liabilities measured at amortized cost	(2,313,285)	(2,453,728)	(1,526,281)